Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Future Minimum Payments of Commitments	Future minimum payments under these agreements as at December 31, 2019 are presented in the following table:

2020	8,513
2021	5,260
2022	877
2023	-
2024	-
2025 and thereafter	-
Total commitments	14,650